Net Loss per Share - Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (65,011)	$ (26,551)
Denominator:
Weighted average common shares outstanding - Basic (in shares)	109,055,894	102,803,202
Dilutive effect of potential common shares (in shares)	0	0
Weighted average common shares outstanding - Diluted (in shares)	109,055,894	102,803,202
Net loss per share attributable to common stockholders - (basic) (in dollars per share)	$ 0.60	$ 0.26
Net loss per share attributable to common stockholders - (diluted) (in dollars per share)	$ 0.60	$ 0.26